INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3%
	AEROSPACE & DEFENSE - 0.2%
1,656	Huntington Ingalls Industries, Inc.	$ 338,106

	APPAREL & TEXTILE PRODUCTS - 0.6%
11,410	Burberry Group plc	291,998
2,730	Cie Financiere Richemont S.A.	300,999
1,050	Swatch Group A.G. (The)	295,955
		888,952
	ASSET MANAGEMENT - 1.7%
2,070	Affiliated Managers Group, Inc.	352,128
11,468	Franklin Resources, Inc.	372,022
2,940	Groupe Bruxelles Lambert S.A.	336,988
13,650	Investor A.B.	326,134
5,180	Julius Baer Group Ltd. (a)	353,985
132,678	Melrose Industries plc	306,290
210	Partners Group Holding A.G.	372,294
		2,419,841
	AUTOMOTIVE - 1.4%
2,035	Aptiv plc(a)	309,707
3,570	Bayerische Motoren Werke A.G.	338,696
6,938	BorgWarner, Inc.	296,114
2,030	Cie Generale des Etablissements Michelin SCA	328,415
8,750	Nokian Renkaat OYJ	332,695
11,690	Valeo S.A.	332,291
		1,937,918
	BANKING - 5.3%
42,490	Bank Hapoalim BM	365,915
44,520	Bank Leumi Le-Israel BM	368,250
113,680	CaixaBank S.A.	353,198
56,490	Commerzbank A.G.(a)	354,090
4,550	Commonwealth Bank of Australia	332,936
24,500	Credit Agricole S.A.	353,126
19,740	Danske Bank A/S	331,671
1,725	First Republic Bank	343,172
124,810	Intesa Sanpaolo SpA	353,229

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	BANKING - 5.3% (Continued)
85,750	Investec plc	$ 361,003
61,341	Itau Unibanco Holding S.A.	368,438
4,200	KBC Group N.V.	353,696
3,010	Macquarie Group Ltd.	366,804
5,530	mBank S.A.(a)	535,841
370,323	Metropolitan Bank & Trust Company	336,454
17,640	National Australia Bank Ltd.	357,501
35,560	Nedbank Group Ltd. (a)	454,794
21,498	People's United Financial, Inc.	353,212
14,490	Raiffeisen Bank International A.G.	347,910
621	SVB Financial Group(a)	347,450
		7,338,690
	BIOTECH & PHARMA - 1.8%
13,930	Grifols S.A.	340,220
4,345	Incyte Corporation(a)	332,349
3,584	Neurocrine Biosciences, Inc.(a)	341,197
15,330	Ono Pharmaceutical Company Ltd.	368,947
565	Regeneron Pharmaceuticals, Inc.(a)	380,471
2,181	Seagen, Inc.(a)	365,536
1,684	Vertex Pharmaceuticals, Inc.(a)	337,288
		2,466,008
	CHEMICALS - 5.2%
1,960	Air Liquide S.A.	351,263
1,920,030	AKR Corporindo Tbk P.T.	523,674
2,773	Akzo Nobel N.V.	341,742
1,587	Albemarle Corporation	375,705
2,730	Arkema S.A.	362,224
1,620	Avery Dennison Corporation	365,131
3,360	Brenntag S.E.	338,882
7,137	CF Industries Holdings, Inc.	324,163
2,800	Croda International plc	352,518
3,013	Eastman Chemical Company	340,951
70	Givaudan S.A.	351,127
48,370	ICL Group Ltd.	342,572

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	CHEMICALS - 5.2% (Continued)
7,420	Imerys S.A.	$ 343,351
2,247	International Flavors & Fragrances, Inc.	340,421
8,470	Johnson Matthey plc	342,595
24,290	K+S A.G. (a)	346,085
3,430	LyondellBasell Industries N.V., Class A	344,201
10,865	Mosaic Company (The)	349,636
37,870	Orica Ltd.	364,510
2,110	PPG Industries, Inc.	336,651
		7,137,402
	COMMERCIAL SUPPORT SERVICES - 1.7%
10,150	Bureau Veritas S.A.	336,802
841	Cintas Corporation	332,843
5,880	Edenred	333,170
4,690	Intertek Group plc	340,158
4,760	Randstad N.V.	350,060
2,885	Republic Services, Inc.	358,115
2,324	Waste Management, Inc.	360,476
		2,411,624
	CONSTRUCTION MATERIALS - 1.8%
17,043	ACC Ltd.	563,341
65,800	Boral Ltd.(a)	293,349
6,860	CRH plc	365,086
5,950	Holcim Ltd.	339,054
9,870	James Hardie Industries plc - ADR	382,603
911	Martin Marietta Materials, Inc.	347,319
1,896	Vulcan Materials Company	352,523
		2,643,275
	CONSUMER SERVICES - 0.2%
406,341	Cogna Educacao(a)	257,954

	CONTAINERS & PACKAGING - 1.6%
29,610	Amcor plc - ADR	378,492
40,460	Brambles Ltd.	358,095
5,900	International Paper Company	354,531

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	CONTAINERS & PACKAGING - 1.6% (Continued)
12,040	Mondi plc	$ 332,230
5,995	Sealed Air Corporation	365,874
6,865	Westrock Company	357,255
		2,146,477
	DATA CENTER REIT - 0.4%
423	Equinix, Inc.	356,779

	DIVERSIFIED INDUSTRIALS - 1.7%
8,120	Alfa Laval A.B.	328,987
2,044	Dover Corporation	356,392
3,375	Emerson Electric Company	356,063
6,230	Hitachi Ltd.	345,071
1,473	Honeywell International, Inc.	341,603
1,472	Illinois Tool Works, Inc.	342,770
4,656	Pentair plc	359,257
		2,430,143
	ELECTRIC UTILITIES - 5.1%
386,676	Aboitiz Equity Ventures, Inc.	334,601
14,325	AES Corporation (The)	341,938
62,300	AGL Energy Ltd.	293,681
5,658	Alliant Energy Corporation	343,950
3,795	American Electric Power Company, Inc.	339,918
6,538	Avangrid, Inc. (b)	357,302
13,384	CenterPoint Energy, Inc.	335,805
155,096	Cia Energetica de Minas Gerais	405,950
2,829	DTE Energy Company	340,442
37,730	Enel SpA	343,703
3,307	Entergy Corporation	365,787
5,106	Evergy, Inc.	349,506
8,849	FirstEnergy Corporation	343,961
28,770	Iberdrola S.A.	356,427
4,282	NextEra Energy, Inc.	359,645
270,549	NTPC Ltd.	429,683
107,870	Origin Energy Ltd.	350,824

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	ELECTRIC UTILITIES - 5.1% (Continued)
4,060	Pinnacle West Capital Corporation	$ 312,214
11,932	PPL Corporation	350,204
3,583	WEC Energy Group, Inc.	338,522
		6,994,063
	ELECTRICAL EQUIPMENT - 2.6%
4,761	A O Smith Corporation	346,220
9,310	ABB Ltd.	344,736
3,003	Allegion plc	432,402
2,459	AMETEK, Inc.	334,350
4,623	Amphenol Corporation, Class A	354,260
4,788	Johnson Controls International plc	358,142
4,130	Kone OYJ, Class B	342,438
9,520	Prysmian SpA	358,152
704	Roper Technologies, Inc.	340,229
1,050	Schindler Holding A.G.	339,054
		3,549,983
	ENGINEERING & CONSTRUCTION - 1.5%
12,810	ACS Actividades de Construccion y Servicios S.A.	345,679
10,990	Boskalis Westminster	361,691
23,030	CIMIC Group Ltd.	355,986
20,275	Fluor Corporation(a)	337,782
2,524	Jacobs Engineering Group, Inc.	340,639
3,220	Vinci S.A.	345,478
		2,087,255
	ENTERTAINMENT CONTENT - 0.5%
3,986	Activision Blizzard, Inc.	328,327
12,274	Discovery, Inc. - Series C(a)	338,639
		666,966
	FOOD - 1.4%
12,110	Associated British Foods plc	329,995
140	Barry Callebaut A.G.	356,706
2,593	J M Smucker Company (The)	320,676
3,992	McCormick & Company, Inc.	344,470
38,150	Orkla ASA(a)	340,422

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	FOOD - 1.4% (Continued)
303,807	Sime Darby Plantation Bhd	$ 294,525
		1,986,794
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
8,470	UPM-Kymmene OYJ	344,246

	GAS & WATER UTILITIES - 0.9%
48,580	APA Group	325,933
44,229	Cia de Saneamento Basico do Estado de Sao Paulo	306,693
14,770	Enagas S.A.	335,890
13,701	NiSource, Inc.	337,730
		1,306,246
	HEALTH CARE FACILITIES & SERVICES - 1.5%
2,807	AmerisourceBergen Corporation	343,043
4,904	Centene Corporation(a)	308,854
2,822	DaVita, Inc.(a)	369,033
1,339	HCA Healthcare, Inc.	338,740
4,213	Henry Schein, Inc.(a)	318,461
7,000	Ramsay Health Care Ltd.	352,489
		2,030,620
	HEALTH CARE REIT - 0.7%
11,641	Healthcare Trust of America, Inc., Class A	353,072
9,222	Healthpeak Properties, Inc.	331,992
5,585	Ventas, Inc.	312,425
		997,489
	HOME & OFFICE PRODUCTS - 0.2%
7,025	Leggett & Platt, Inc.	339,940

	HOME CONSTRUCTION - 1.5%
3,589	DR Horton, Inc.	343,180
420	Geberit A.G.	350,837
3,232	Lennar Corporation, Class A	346,826
1,757	Mohawk Industries, Inc.(a)	347,464
8,610	Persimmon plc	348,376

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	HOME CONSTRUCTION - 1.5% (Continued)
6,052	PulteGroup, Inc.	$ 325,961
		2,062,644
	HOTEL REIT - 0.2%
17,989	Park Hotels & Resorts, Inc. (a)	344,309

	INDUSTRIAL REIT - 0.8%
6,547	Duke Realty Corporation	343,783
20,160	Goodman Group	340,796
2,678	Prologis, Inc.	360,619
		1,045,198
	INDUSTRIAL SUPPORT SERVICES - 1.3%
6,190	Fastenal Company	345,712
2,450	Ferguson plc	354,209
16,730	Rexel S.A.	349,853
1,054	United Rentals, Inc.(a)	371,692
50,960	Zardoya Otis S.A.	336,271
		1,757,737
	INFRASTRUCTURE REIT - 0.5%
1,195	American Tower Corporation	349,143
1,760	Crown Castle International Corporation	342,654
		691,797
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
5,810	ASX Ltd.	372,693
29,120	Computershare Ltd.	351,159
2,808	Intercontinental Exchange, Inc.	335,640
3,360	London Stock Exchange Group plc	367,901
		1,427,393
	INSURANCE - 3.5%
6,068	Aflac, Inc.	343,934
2,180	Assurant, Inc.	370,840
2,877	Cincinnati Financial Corporation	355,022
81,130	Direct Line Insurance Group plc	345,015
1,790	Erie Indemnity Company, Class A	316,991
14,840	Gjensidige Forsikring ASA	346,565

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	INSURANCE - 3.5% (Continued)
3,645	Globe Life, Inc.	$ 350,175
96,110	Insurance Australia Group Ltd.	368,068
91,634	Legal & General Group plc	340,753
163,870	Mapfre S.A.	353,222
281	Markel Corporation(a)	356,940
6,860	Sampo OYJ, A Shares	354,202
39,690	Suncorp Group Ltd.	362,013
12,297	Unum Group	327,346
		4,891,086
	INTERNET MEDIA & SERVICES - 1.5%
2,520	Naspers Ltd., N Shares	432,051
4,060	Prosus N.V.	358,968
2,800	REA Group Ltd.	314,119
17,191	Trip.com Group Ltd. - ADR(a)	524,154
1,544	VeriSign, Inc.(a)	333,905
3,105	Zillow Group, Inc., Class C(a)(b)	297,366
		2,260,563
	LEISURE FACILITIES & SERVICES - 0.5%
7,700	Whitbread plc(a)	339,956
5,374	Yum China Holdings, Inc.	330,823
		670,779
	MACHINERY - 1.9%
1,583	Caterpillar, Inc.	333,807
8,090	Flowserve Corporation(b)	314,458
14,420	IMI plc	361,784
1,721	Middleby Corporation (The)(a)	314,840
1,050	Parker-Hannifin Corporation	311,504
13,440	Sandvik A.B.	342,276
1,545	Snap-on, Inc.	347,548
53,268	WEG S.A.	369,370
		2,695,587
	MEDICAL EQUIPMENT & DEVICES - 3.9%
2,257	Agilent Technologies, Inc.	396,035
493	Align Technology, Inc.(a)	349,537

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.9% (Continued)
1,890	Cochlear Ltd.	$ 322,121
1,820	Coloplast A/S - Series B	315,185
5,600	Demant A/S(a)	317,341
5,094	DENTSPLY SIRONA, Inc.	314,300
3,040	Edwards Lifesciences Corporation(a)	356,227
1,750	EssilorLuxottica S.A.	343,458
495	IDEXX Laboratories, Inc.(a)	333,511
704	Illumina, Inc.(a)	321,841
353	Intuitive Surgical, Inc.(a)	371,907
212	Mettler-Toledo International, Inc.(a)	329,200
1,268	ResMed, Inc.	368,392
17,920	Smith & Nephew plc	344,041
850	Waters Corporation(a)	351,917
828	West Pharmaceutical Services, Inc.	373,941
		5,508,954
	METALS & MINING - 4.2%
5,095,510	Adaro Energy Tbk P.T. (a)	450,156
272,090	Alumina Ltd.	353,966
7,630	Anglo American plc	322,269
16,520	Antofagasta plc	331,031
10,920	BHP Group plc	339,272
9,030	Boliden A.B.	314,531
20,090	Fortescue Metals Group Ltd.	308,338
8,905	Freeport-McMoRan, Inc.	324,053
30,520	Fresnillo plc	358,707
76,720	Glencore plc	345,688
96,670	Grupo Mexico S.A.B. de C.V. - Series B(a)	449,208
17,570	Newcrest Mining Ltd.	317,687
5,394	Newmont Corporation	312,798
52,780	Norsk Hydro ASA	363,898
4,130	Rio Tinto plc	305,908
154,210	Thungela Resources Ltd.(a)	644,124
		5,841,634

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MORTGAGE FINANCE - 0.2%
20,948	AGNC Investment Corporation(b)	$ 341,662

	MULTI ASSET CLASS OWN & DEVELOP - 0.3%
158,620	Mirvac Group	361,694

	MULTI ASSET CLASS REIT - 1.0%
6,470	Apartment Income REIT Corporation	328,805
47,250	British Land Company plc (The)	344,778
3,640	Covivio	345,982
100,870	GPT Group (The)	357,546
		1,377,111
	OFFICE REIT - 0.8%
1,656	Alexandria Real Estate Equities, Inc.	341,749
2,882	Boston Properties, Inc.(b)	325,637
44,730	Dexus	347,831
4,557	SL Green Realty Corporation(b)	319,355
		1,334,572
	OIL & GAS PRODUCERS - 5.0%
16,240	Ampol Ltd.	327,110
17,981	APA Corporation	350,270
21,136	Cabot Oil & Gas Corporation(b)	335,851
4,011	Cheniere Energy, Inc.(a)	350,802
102,120	Cosan S.A.	440,430
13,170	Devon Energy Corporation	389,174
7,878	DT Midstream, Inc.(a)	366,091
28,700	Eni SpA	354,170
4,619	EOG Resources, Inc.	311,875
18,368	EQT Corporation(a)	336,685
17,220	Equinor ASA	365,433
19,492	Kinder Morgan, Inc.	317,135
8,330	Koninklijke Vopak N.V.	360,582
6,109	Marathon Petroleum Corporation	362,080
12,966	Occidental Petroleum Corporation	333,097
6,529	ONEOK, Inc.	342,903

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	OIL & GAS PRODUCERS - 5.0% (Continued)
69,138	Petroleo Brasileiro S.A.	$ 368,408
2,313	Pioneer Natural Resources Company	346,187
5,038	Valero Energy Corporation	334,070
13,551	Williams Companies, Inc. (The)	334,574
		7,026,927
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
15,623	Baker Hughes Company	355,891
16,268	Halliburton Company	325,035
11,731	Helmerich & Payne, Inc.	315,799
24,478	NOV, Inc.(a)	322,375
46,731	TechnipFMC plc(a)	309,827
		1,628,927
	PUBLISHING & BROADCASTING - 0.5%
13,512	News Corporation, Class A	303,615
6,230	Schibsted ASA	332,062
		635,677
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
696,360	Hammerson plc	348,270

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
22,218	Ayala Corporation	353,925
438,357	Ayala Land, Inc.	297,378
5,530	Deutsche Wohnen S.E.	343,106
14,700	Mitsui Fudosan Company Ltd.	337,728
214,130	Sino Land Company Ltd.	315,523
		1,647,660
	RENEWABLE ENERGY - 0.3%
8,744	Vestas Wind Systems A/S	352,961

	RESIDENTIAL REIT - 1.3%
47,782	Apartment Investment and Management Company	343,075
1,477	AvalonBay Communities, Inc.	339,090
3,998	Equity LifeStyle Properties, Inc.	340,110
4,011	Equity Residential	337,205

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	RESIDENTIAL REIT - 1.3% (Continued)
1,056	Essex Property Trust, Inc.	$ 349,261
1,721	Mid-America Apartment Communities, Inc.	331,069
		2,039,810
	RETAIL - CONSUMER STAPLES - 0.7%
776	Costco Wholesale Corporation	353,460
3,357	Dollar Tree, Inc.(a)	303,943
91,420	Wm Morrison Supermarkets plc	364,869
		1,022,272
	RETAIL - DISCRETIONARY - 3.2%
211	AutoZone, Inc.(a)	326,871
2,530	CarMax, Inc.(a)	316,781
2,665	Genuine Parts Company	325,636
67,200	Kingfisher plc	323,972
6,659	Kohl's Corporation(b)	382,227
1,753	Lowe's Companies, Inc.	357,419
828	Lululemon Athletica, Inc.(a)	331,341
178,010	Marks & Spencer Group plc(a)	439,749
3,150	Next plc	342,913
564	O'Reilly Automotive, Inc.(a)	335,061
2,660	Pandora A/S	318,363
2,734	Ross Stores, Inc.	323,706
1,902	Tractor Supply Company	369,464
		4,493,503
	RETAIL REIT - 1.6%
2,829	Federal Realty Investment Trust	344,487
15,895	Kimco Realty Corporation	346,352
34,300	Land Securities Group plc	334,686
20,906	Macerich Company (The)(b)	357,074
4,757	Realty Income Corporation	343,551
2,680	Simon Property Group, Inc.	360,326
		2,086,476
	SELF-STORAGE REIT - 0.6%
1,932	Extra Space Storage, Inc.	361,110

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SELF-STORAGE REIT - 0.6% (Continued)
1,055	Public Storage	$ 341,409
		702,519
	SEMICONDUCTORS - 3.6%
4,165	Analog Devices, Inc.	678,686
420	ASML Holding N.V.	349,284
703	Broadcom, Inc.	349,539
8,260	Infineon Technologies A.G.	351,653
986	KLA Corporation	335,201
563	Lam Research Corporation	340,514
2,390	Microchip Technology, Inc.	376,090
1,777	NVIDIA Corporation	397,781
1,618	NXP Semiconductors N.V.	348,080
8,612	ON Semiconductor Corporation(a)	382,028
1,725	Qorvo, Inc.(a)	324,352
8,233	STMicroelectronics N.V. - ADR(b)	365,792
2,253	Xilinx, Inc.	350,544
		4,949,544
	SOFTWARE - 3.5%
915	ANSYS, Inc.(a)	334,304
2,323	Cadence Design Systems, Inc.(a)	379,764
4,214	Cerner Corporation	321,739
6,090	Dassault Systemes S.E.	347,262
846	Palo Alto Networks, Inc.(a)	390,040
34,300	Sage Group plc (The)	350,358
564	ServiceNow, Inc.(a)	363,013
2,389	Splunk, Inc.(a)	365,206
4,266	SS&C Technologies Holdings, Inc.	322,766
1,198	Synopsys, Inc.(a)	398,024
69,750	TOTVS S.A.	534,208
897	Twilio, Inc., Class A(a)	320,193
1,058	Veeva Systems, Inc., Class A(a)	351,235
		4,778,112
	SPECIALTY FINANCE - 0.6%
7,456	Fidelity National Financial, Inc.	364,076

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SPECIALTY FINANCE - 0.6% (Continued)
11,316	Housing Development Finance Corp Ltd.	$ 433,761
2,977	Isracard Ltd.	12,368
		810,205
	STEEL - 0.9%
3,246	Nucor Corporation	381,600
44,505	Tata Steel Ltd.	884,065
		1,265,665
	TECHNOLOGY HARDWARE - 1.5%
918	Arista Networks, Inc.(a)	339,229
3,446	Dolby Laboratories, Inc., Class A	341,533
1,587	F5 Networks, Inc.(a)(b)	323,066
2,143	Garmin Ltd.	373,803
4,294	NetApp, Inc.	381,865
30,030	Telefonaktiebolaget LM Ericsson, B Shares	355,619
		2,115,115
	TECHNOLOGY SERVICES - 3.4%
4,626	Cognizant Technology Solutions Corporation, Class A	353,010
3,788	CoStar Group, Inc.(a)	320,995
8,321	DXC Technology Company(a)	305,547
1,345	Equifax, Inc.	366,190
2,330	Euronet Worldwide, Inc.(a)(b)	310,426
2,225	Fidelity National Information Services, Inc.	284,288
1,332	FleetCor Technologies, Inc.(a)	350,689
1,278	Gartner, Inc.(a)	394,570
23,598	Infosys Ltd.	551,571
2,954	Paychex, Inc.	338,144
9,798	Tata Consultancy Services Ltd.	508,162
1,754	Verisk Analytics, Inc.	353,887
14,538	Western Union Company (The)	314,602
		4,752,081
	TELECOMMUNICATIONS - 0.7%
52,321	Mobile TeleSystems PJSC - ADR	490,771
128,730	Telefonica Deutschland Holding A.G.	361,208
		851,979

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TRANSPORTATION & LOGISTICS - 4.7%
2,800	Aeroports de Paris(a)	$ 328,675
1,743,906	AirAsia Group Bhd(a)	388,047
68,180	Auckland International Airport Ltd.(a)	345,997
119,700	Aurizon Holdings Ltd.	330,685
88,550	Babcock International Group plc(a)	442,499
3,784	CH Robinson Worldwide, Inc.	340,787
10,261	CSX Corporation	333,790
29,120	easyJet plc(a)	319,008
2,671	Expeditors International of Washington, Inc.	332,913
5,180	Fraport A.G. Frankfurt Airport Services Worldwide(a)	334,231
25,830	Grupo Aeroportuario del Sureste S.A.B. de C.V.	463,109
2,034	JB Hunt Transport Services, Inc.	360,832
1,265	Kansas City Southern	355,048
1,050	Kuehne + Nagel International A.G.	384,100
1,333	Norfolk Southern Corporation	337,969
49,770	Royal Mail plc	339,329
3,084	Ryanair Holdings plc - ADR(a)	332,147
1,542	Union Pacific Corporation	334,367
		6,403,533
	TRANSPORTATION EQUIPMENT - 0.5%
4,051	PACCAR, Inc.	331,655
14,350	Volvo A.B.	332,062
		663,717
	WHOLESALE - CONSUMER STAPLES - 0.3%
4,553	Sysco Corporation	362,646

	WHOLESALE - DISCRETIONARY - 0.5%
9,310	Bunzl plc	337,748
23,170	Jardine Cycle & Carriage Ltd.	334,691
		672,439

	TOTAL COMMON STOCKS (Cost $105,428,840)	135,299,529

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	REITS — 0.2%
	SPECIALTY FINANCE - 0.2%
39,181	Annaly Capital Management, Inc.	$ 340,483
	TOTAL REITS (Cost $330,296)

	WARRANT — 0.0%(c)
	APPAREL & TEXTILE PRODUCTS - 0.0% (c)
10,118	CIE FINANCIERE RICHMO-A WARRANTS(a)	5,191

	OIL & GAS PRODUCERS - 0.0% (c)
2,243	Occidental Petroleum Corporation(a),(b)	22,699

	TOTAL WARRANT (Cost $5,561)	27,890

	COLLATERAL FOR SECURITIES LOANED — 2.0%
	MONEY MARKET FUND - 2.0%
2,842,237	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $2,842,237)(d),(e)	2,842,237

	TOTAL INVESTMENTS - 99.5% (Cost $108,606,934)	$ 138,510,139
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	738,373
	NET ASSETS - 100.0%	$ 139,248,512

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2021 was $2,783,648.
(c)	Percentage rounds to less than 0.1%.
(d)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $2,842,237 at August 31, 2021.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2021.